OTHER BORROWED FUNDS (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009	Dec. 31, 2011 Fixed Rate Finansbank I [Member] EUR (€)	Dec. 31, 2011 Fixed Rate Finansbank Ii [Member] EUR (€)	Dec. 31, 2011 Floating Rate Finansbank I [Member] EUR (€)	Dec. 31, 2011 Floating Rate Finansbank Ii [Member] EUR (€)
Short Term Instrument Table
Other borrowed funds, facilities with a maturity of one year or less.	$ 1,224,991,000	€ 925,971,000	€ 1,111,663,000	[1]
Finansbank's EURO dual tranche term loan facility (signed on December 2, 2010), with one year maturity.		352,000,000
Finansbank's USD dual tranche term loan facility (signed on December 2, 2010), with one year maturity.	333,000,000
The weighted average interest rate of other borrowed funds.	2.61%	2.61%	2.29%		4.31%
Short Term Debt Instrument [Line Items]
Short Term Debt Issuance Date						November 2, 2011	November 30, 2011	November 30, 2011	November 30, 2011
Short Term Maturity Date						30-Apr-12	May 2012	November 2012	November 2012
Short Term Face Amount						150,000,000	200,000,000	210,600,000	220,500,000
Short Term Debt Own Held By Group						€ 34,800,000	€ 37,000,000	€ 0	€ 0
Short Term Debt Interest Rate						Fixed rate of 10.66%	Fixed rate of 10.45%	Libor plus 0.7%.	Libor plus 0.7%.
Short Term Debt Frequency Of Payment						Single payment at maturity including capital amount	Single payment at maturity including capital amount	Quarterly	Quarterly
Short Term Debt Instrument Interest Rate Stated Percentage						10.66%	10.45%	0.70%	0.70%
Short Term Debt Instance Currency						TL	TL	EUR	USD

[1]	As restated. See Note 43 for more information.